MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES [Abstract]
Summary of Available-For-Sale Marketable Securities
	December 31, 2011				December 31, 2012
	Amortized	Gross unrealized	Gross unrealized	Fair market	Amortized	Gross unrealized	Gross unrealized	Fair Market
	cost	gains	losses	value	cost	gains	losses	Value
Available-for-sale:

Equity securities	$41	$1	$10	$32	$81	$4	$7	$78
Corporate bonds	97	2	7	92	47	2	-	49
Israeli Government debt	3	-	-	3	11	1	-	12

	$141	$3	$17	$127	$139	$7	$7	$139

Schedule of Amortized Cost and Fair Value of Debt and Securities, by Contractual Maturity
	December 31, 2011		December 31, 2012
	Amortized cost	Fair market value	Amortized cost	Fair market value

Matures up to one year	$-	$-	$51	$54
Matures after one year through five years	59	56	41	42
Matures after five years	41	39	14	16
Equity securities - no definite maturity date	41	32	33	27

Total	$141	$127	$139	$139